Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands						1 Months Ended			4 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 01, 2026	Feb. 01, 2026	Jan. 01, 2026	Apr. 07, 2025	Aug. 01, 2024	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 04, 2025	Dec. 31, 2025	Aug. 27, 2024	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jan. 30, 2023
Subsequent Event [Line Items]
Aggregate principal amount								$ 13,583,000		$ 13,583,000		$ 13,583,000	$ 13,583,000		$ 13,583,000		$ 7,811,000
Notional Amount																	2,450,000
Seed Investment Agreements
Subsequent Event [Line Items]
Number of shares issued (in shares)			7,416
Seed Investment Agreements | Class I
Subsequent Event [Line Items]
Number of shares issued (in shares)			5,845
Offering price per share (in dollars per share)																		$ 25
Seed Investment Agreements | Class S
Subsequent Event [Line Items]
Number of shares issued (in shares)			816
Interest rate swaps
Subsequent Event [Line Items]
Notional Amount								5,400,000		5,400,000		5,400,000	5,400,000		5,400,000
Subsequent Event
Subsequent Event [Line Items]
Number of business days	20 days
Subsequent Event | Seed Investment Agreements
Subsequent Event [Line Items]
Number of shares issued (in shares)		8,220
Aggregate amount	$ 280,152	$ 224,072	$ 203,805
Subsequent Event | Seed Investment Agreements | Class I
Subsequent Event [Line Items]
Number of shares issued (in shares)		6,527
Offering price per share (in dollars per share)			$ 27.48
Subsequent Event | Seed Investment Agreements | Class S
Subsequent Event [Line Items]
Number of shares issued (in shares)		636
Subsequent Event | Seed Investment Agreements | Class D
Subsequent Event [Line Items]
Number of shares issued (in shares)		1,057	755
Offering price per share (in dollars per share)		$ 27.26
Subsequent Event | Interest rate swaps
Subsequent Event [Line Items]
Notional Amount							$ 700,000
Interest rate							5.55%
Floating interest rate							1.875%
April 2031 Notes | Unsecured Debt | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount																$ 700,000
Effective stated interest rate																5.55%
SB Funding Facility | Line of Credit
Subsequent Event [Line Items]
Aggregate principal amount								750,000		$ 750,000		$ 750,000	$ 750,000		$ 750,000		750,000
Interest Rate															1.90%
Commitment fee percentage															0.50%
SB Funding Facility | Line of Credit | Minimum
Subsequent Event [Line Items]
Commitment fee percentage										0.50%		0.50%
SB Funding Facility | Line of Credit | Maximum
Subsequent Event [Line Items]
Commitment fee percentage										1.00%		1.00%
SB Funding Facility | Line of Credit | During Reinvestment Period
Subsequent Event [Line Items]
Interest Rate				2.10%	2.40%							1.90%	1.90%
SB Funding Facility | Line of Credit | Following Reinvestment Period
Subsequent Event [Line Items]
Interest Rate				2.40%								2.20%	2.20%
Commitment fee percentage					2.70%
SB Funding Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity								750,000		$ 750,000		$ 750,000	$ 750,000		$ 750,000
SB Funding Facility | Line of Credit | Subsequent Event | Unused Commitment Portion One
Subsequent Event [Line Items]
Commitment fee percentage							0.50%
SB Funding Facility | Line of Credit | Subsequent Event | Unused Commitment Portion Two
Subsequent Event [Line Items]
Commitment fee percentage							0.75%
SB Funding Facility | Line of Credit | Subsequent Event | Unused Commitment Portion Three
Subsequent Event [Line Items]
Commitment fee percentage							1.00%
SB Funding Facility | Line of Credit | Subsequent Event | During Reinvestment Period
Subsequent Event [Line Items]
Interest Rate							1.80%
SB Funding Facility | Line of Credit | Subsequent Event | Following Reinvestment Period
Subsequent Event [Line Items]
Interest Rate							2.00%
SB Funding Facility | Line of Credit | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Increase in borrowing capacity							$ 750,000
Maximum borrowing capacity							1,500,000
Deferred amount of borrowing capacity							$ 375,000
SG Funding Facility | Line of Credit
Subsequent Event [Line Items]
Aggregate principal amount								1,825,000		1,825,000		1,825,000	1,825,000		1,825,000		$ 1,825,000
SG Funding Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Aggregate principal amount								1,268,750		1,268,750		1,268,750	1,268,750		1,268,750
Maximum borrowing capacity								$ 1,825,000		1,825,000		1,825,000	1,825,000		1,825,000
Interest Rate								1.80%	1.90%		2.60%			2.05%
SG Funding Facility | Line of Credit | Secured Debt
Subsequent Event [Line Items]
Aggregate principal amount								$ 556,250		$ 556,250		$ 556,250	$ 556,250		$ 556,250
SG Funding Facility | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Increase in borrowing capacity						$ 500,000
SG Funding Facility | Line of Credit | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 2,325,000
Interest Rate						1.80%
SG Funding Facility | Line of Credit | Subsequent Event | Secured Debt
Subsequent Event [Line Items]
Aggregate principal amount						$ 500,000
Interest Rate						1.75%